Schedule of inventories (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Inventory Disclosure [Abstract]
Raw materials	$ 567	$ 4,421	$ 4,934
Work in progress	153	1,190	2,002
Finished goods	537	4,191	4,566
Total inventories	$ 1,257	$ 9,802	$ 11,502